Provisions for Legal Proceedings (Details) - Schedule of Breakdown Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Breakdown Liabilities [Abstract]
Current liabilities	$ 266,590	$ 197,440	$ 174,240
Non-current liabilities	$ 272,387	315,953	253,250
Liabilities		$ 513,393	$ 427,490